Employee benefits (Tables)	6 Months Ended
Jun. 30, 2024
Employee Benefits
Schedule of employee benefits

	06.30.2024	12.31.2023
Liabilities
Short-term employee benefits	1,418	1,986
Termination benefits	102	143
Post-employment benefits	14,620	16,382
Total	16,140	18,511
Current	2,299	2,932
Non-current	13,841	15,579

Schedule of short term employee benefits

	06.30.2024	12.31.2023
Variable compensation programs	193	464
Accrued vacation and 13th salary	683	574
Salaries and related charges and other provisions	248	343
Profit sharing	294	605
Total	1,418	1,986
Current	1,379	1,944
Non-current (1)	39	42
(1)	Remaining balance relating to the four-year deferral of 40% of the PPP portion of executive officers and the upper management.

Schedule of recognized the statement of income

Expenses recognized in the statement of income	Jan-Jun/2024	Jan-Jun/2023	Apr-Jun/2024	Apr-Jun/2023
Salaries, accrued vacations and related charges	(1,867)	(1,604)	(943)	(857)
Variable compensation programs (1)	(179)	(271)	(100)	(131)
Profit sharing (1)	(311)	(67)	(135)	(32)
Management fees and charges	(7)	(5)	(4)	(3)
Total	(2,364)	(1,947)	(1,182)	(1,023)
(1)	It includes adjustments to provisions related to previous years.

Schedule of post employment benefits

	06.30.2024	12.31.2023
Liabilities
Health Care Plan - Saúde Petrobras	8,758	9,662
Petros Pension Plan - Renegotiated (PPSP-R)	3,665	4,221
Petros Pension Plan - Non-renegotiated (PPSP-NR)	1,170	1,338
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pre 70)	459	519
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre 70)	410	461
Petros 2 Pension Plan (PP-2)	158	181
Total	14,620	16,382
Current	885	907
Non-current	13,735	15,475

Schedule of change in the discount rate

	Discount Rate		Expected changes in medical and hospital costs
	Medical Benefits		Medical Benefits
	+100 bps	-100 bps	+100 bps	-100 bps
Pension Obligation	(896)	1,092	1,215	(1,003)
Current Service cost and interest cost	(25)	30	87	(71)

Schedule of reconciliation of deficit

	PPSP-R (1)	PPSP-NR (1)
Deficit registered by Petros	353	101
Ordinary and extraordinary future contributions - sponsor	4,735	1,392
Contributions related to the TFC - sponsor	791	477
Financial assumptions (interest rate and inflation), changes in fair value of plan assets and actuarial valuation method	(1,139)	(171)
Net actuarial liability recorded by the Company	4,740	1,799
(1)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Schedule of changes in the actuarial liabilities

					2024
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Balance at December 31, 2023	4,740	1,799	181	9,662	16,382
Recognized in the Statement of Income	210	80	7	1,838	2,135
Past service cost	−	−	−	1,291	1,291
Current service cost	4	1	−	115	120
Net interest	206	79	7	432	724
Recognized in Equity - other comprehensive income	−	−	−	(1,265)	(1,265)
Remeasurement effects (2)	−	−	−	(1,265)	(1,265)
Cash effects	(215)	(66)	(6)	(195)	(482)
Contributions paid	(201)	(59)	(6)	(195)	(461)
Payments related to Term of financial commitment (TFC)	(14)	(7)	−	−	(21)
Other changes	(611)	(233)	(24)	(1,282)	(2,150)
Translation Adjustment	(611)	(233)	(24)	(1,282)	(2,150)
Balance at June 30, 2024	4,124	1,580	158	8,758	14,620
(1)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2)	Effects of the intermediate remeasurement on the health care plan, which changed the benefit costing.

					2023
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Balance at December 31, 2022	3,890	1,380	163	5,813	11,246
Recognized in the Statement of Income	242	82	15	420	759
Current service cost	5	1	5	71	82
Net interest	237	81	10	349	677
Recognized in Equity - other comprehensive income	109	−	−	−	109
Remeasurement effects (2)	109	−	−	−	109
Cash effects	(198)	(60)	(3)	(190)	(451)
Contributions paid	(184)	(54)	(3)	(190)	(431)
Payments related to Term of financial commitment (TFC)	(14)	(6)	−	−	(20)
Other changes	334	116	14	493	957
Others	−	−	−	1	1
Translation Adjustment	334	116	14	492	956
Balance at June 30, 2023	4,377	1,518	189	6,536	12,620
(1)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2)	It relates to a complement of 2022.

Schedule of net expenses relating to benefit plans

		Pension Plans		Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras
Related to active employees (cost of sales and expenses) (2)	(19)	(5)	(1)	(508)	(533)
Related to retirees (other income and expenses) (3)	(191)	(75)	(6)	(1,330)	(1,602)
Net costs for Jan-Jun/2024	(210)	(80)	(7)	(1,838)	(2,135)
Related to active employees (cost of sales and expenses)	(24)	(4)	(7)	(147)	(182)
Related to retirees (other income and expenses)	(218)	(78)	(8)	(273)	(577)
Net costs for Jan-Jun/2023	(242)	(82)	(15)	(420)	(759)
(1)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2)	It includes the effects of the intermediate remeasurement on the health care plan, which changed the benefit costing by US$ 291.
(3)	It includes the effects of the intermediate remeasurement on the health care plan, which changed the benefit costing by US$ 1,000.

		Pension Plans		Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras
Related to active employees (cost of sales and expenses) (2)	(11)	(3)	−	(395)	(409)
Related to retirees (other income and expenses) (3)	(92)	(36)	(3)	(1,162)	(1,293)
Net costs for Apr-Jun/2024	(103)	(39)	(3)	(1,557)	(1,702)
Related to active employees (cost of sales and expenses)	(12)	(2)	(4)	(75)	(93)
Related to retirees (other income and expenses)	(112)	(40)	(4)	(140)	(296)
Net costs for Apr-Jun/2023	(124)	(42)	(8)	(215)	(389)
(1)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2)	It includes the effects of the intermediate remeasurement on the health care plan, which changed the benefit costing by US$ 291.
(3)	It includes the effects of the intermediate remeasurement on the health care plan, which changed the benefit costing by US$ 1,000.